Leases - Finance Lease (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Leases
Number of finance leases	3
Finance lease monthly payments	$ 20,313
Incremental borrowing rate used for finance leases (in %)	19.30%
Finance lease payments	$ 363,982